SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease right-of-use assets	$ 2,022,758	$ 1,576,814	$ 999,285
Operating lease liabilities – current	136,001	864,519	883,583
Operating lease liability – non-current	1,794,500	789,489	194,725
Total operating lease liabilities	$ 1,930,501	$ 1,654,008	$ 1,078,308